Offsets	Mar. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Comtech Telecommunications Corp.
Form or Filing Type	S-3
File Number	333-228691
Initial Filing Date	Dec. 06, 2018
Fee Offset Claimed	$ 17,262.5
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 400,000,000
Offset Note	(3) The registrant previously paid a registration fee of $48,480 in connection with the registration of an indeterminate number of common stock, preferred stock, debt securities, warrants, purchase contracts and units with an aggregate offering price not to exceed $400,000,000 previously registered on a registration statement on Form S-3 (Registration No. 333-228691) filed with the Securities and Exchange Commission on December 6, 2018 and declared effective on December 14, 2018 (the “Prior Registration Statement”). No securities were sold under the Prior Registration Statement, which has been terminated. Pursuant to Rule 457(p) under the Securities Act, the Registrant previously offset $18,540 of the total filing fee due under its Registration Statement on Form S-3 (File Number 333-266122), filed on July 13, 2022 (the “2022 Registration Statement”), against the unused registration fee paid in connection with the Prior Registration Statement. No securities were sold under the 2022 Registration Statement, which has been terminated. Pursuant to Rule 457(p) of the Securities Act, the registrant is offsetting $17,262.50 of the unused registration fee paid in connection with the Prior Registration Statement against the $17,262.50 registration fee due for this registration statement (resulting in a balance of $31,217.50 of unused registration fee paid in connection with the Prior Registration Statement).
Termination / Withdrawal Statement	(3) The registrant previously paid a registration fee of $48,480 in connection with the registration of an indeterminate number of common stock, preferred stock, debt securities, warrants, purchase contracts and units with an aggregate offering price not to exceed $400,000,000 previously registered on a registration statement on Form S-3 (Registration No. 333-228691) filed with the Securities and Exchange Commission on December 6, 2018 and declared effective on December 14, 2018 (the “Prior Registration Statement”). No securities were sold under the Prior Registration Statement, which has been terminated. Pursuant to Rule 457(p) under the Securities Act, the Registrant previously offset $18,540 of the total filing fee due under its Registration Statement on Form S-3 (File Number 333-266122), filed on July 13, 2022 (the “2022 Registration Statement”), against the unused registration fee paid in connection with the Prior Registration Statement. No securities were sold under the 2022 Registration Statement, which has been terminated. Pursuant to Rule 457(p) of the Securities Act, the registrant is offsetting $17,262.50 of the unused registration fee paid in connection with the Prior Registration Statement against the $17,262.50 registration fee due for this registration statement (resulting in a balance of $31,217.50 of unused registration fee paid in connection with the Prior Registration Statement).
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Comtech Telecommunications Corp.
Form or Filing Type	S-3
File Number	333-228691
Filing Date	Dec. 06, 2018
Fee Paid with Fee Offset Source	$ 48,480
Offset Note	(3) The registrant previously paid a registration fee of $48,480 in connection with the registration of an indeterminate number of common stock, preferred stock, debt securities, warrants, purchase contracts and units with an aggregate offering price not to exceed $400,000,000 previously registered on a registration statement on Form S-3 (Registration No. 333-228691) filed with the Securities and Exchange Commission on December 6, 2018 and declared effective on December 14, 2018 (the “Prior Registration Statement”). No securities were sold under the Prior Registration Statement, which has been terminated. Pursuant to Rule 457(p) under the Securities Act, the Registrant previously offset $18,540 of the total filing fee due under its Registration Statement on Form S-3 (File Number 333-266122), filed on July 13, 2022 (the “2022 Registration Statement”), against the unused registration fee paid in connection with the Prior Registration Statement. No securities were sold under the 2022 Registration Statement, which has been terminated. Pursuant to Rule 457(p) of the Securities Act, the registrant is offsetting $17,262.50 of the unused registration fee paid in connection with the Prior Registration Statement against the $17,262.50 registration fee due for this registration statement (resulting in a balance of $31,217.50 of unused registration fee paid in connection with the Prior Registration Statement).